[ING LETTERHEAD]

December 19, 2007

EDGAR

Alison White, Esq. Senior Counsel Office of Insurance Products Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	ING USA Annuity and Life Insurance Company
ING Frontier Variable Annuity
File No. 333-117260

Dear Ms. White:

This letter concerns Post-Effective Amendment No.4 to the Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company and its Separate Account B with regard to the above-referenced offering of securities. The amendment reflects changes in response to staff oral comments of December 7, 2007, and this letter responds to each comment directly – below each comment is set forth followed by our response. Toward the end of this letter are our Tandy representations.

1.	Investment Advisory Fees – Please highlight the statements concerning investment advisory fees on pages 2, 24 and 34.

Response: We revised the disclosure accordingly.

2.	Free Look – Please clarify on pages 1 and 54 that regardless of state, the insurance company will not retain any investment gain associated with a contract that is free looked. Even in states requiring a refund of premium, the company will refund contract value if greater.

Response: We revised the disclosure accordingly.

3.	Fees and Expenses Tables – Please conform the formatting of the fee and expense tables and the related footnotes.

Response: We added a box to and around each table and revised the formatting and layout to improve the presentation of information, with the footnotes appearing at the end of each table.

Alison White, Esq. December 19, 2007 Page 2

4.	Example – Please confirm that the annual contract administrative charge is reflected in the example.

Response: The annual contract administrative charge is not reflected in the example because no contracts have been issued to date. We revised the disclosure accordingly.

5.	Legal Proceedings – We note that the disclosure about material pending legal proceedings does not address the actions against the company in New Hampshire and New York.
Please advise.

Response: These matters concerned affiliates of the company having reached a settlement with each of the New Hampshire Bureau of Securities Regulation and the New
York Attorney General on October 10, 2006, which the company disclosed on or about
October 11, 2006. The company thereafter updated this disclosure in April of this year and intends to further consider updating the material pending legal proceedings disclosure this coming April.

6.	Master-Feeder Funds – Please confirm that the company delivers the prospectuses for both the master fund and the feeder funds with funds offered in a master-feeder structure where the master fund has not signed the registration statement of a feeder fund.

Response: We confirm that the company delivers the prospectuses for both the master fund and feeder funds in this case.

7.	Redemption Fees – Please disclose whether any of the underlying portfolios impose a redemption fee, and if not, then so state in the fee tables.

Response: No trust or fund underlying the contract currently charges a redemption fee, which footnote one indicates to the table of total annual trust or fund operating expenses.

8.	Defined Term – Please provide a definition for the term “enhanced death benefit” or reconcile its use.

Response: We revised the disclosure to remove reference to the term “enhanced death benefit” and instead refer to a particular death benefit option package, as appropriate.

9.	Market Value Adjustment – Please confirm whether the market value adjustment associated with Fixed Account II is registered.

Response: The market value adjustment feature is registered under the Securities Act of
1933 – File No. 333-133156.

Alison White, Esq. December 19, 2007 Page 3

10.	State Variations – Please remove the statement indicating that the contract, any endorsements and riders are the controlling documents over the prospectus.

Response: We revised the sentence to clarify that the contract, any endorsements and riders contain more detailed information about the features, benefits and costs since the prospectus only provides a general description.

11.	ING LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider – Please correct the misspelled word in the first sentence of the “No Cancellation” paragraph.

Response: We made the correction.

12.	Free Look – Please revise the disclosure to reflect that contract value “will” be allocated to the specially designated subaccount, as opposed to “may,” in states requiring return of premium.

Response: We revised the disclosure accordingly.

13.	Annuity Options and Expense Risk Charge – Please provide justification for deduction of the Mortality and Expense Risk Charge for a nonlifetime annuity payment option.

Response: The justification is the expense risk associated with administering variable annuity payments. The contract provides for deduction of the charge at the same rate even when there are no mortality risks to assume with a nonlifetime annuity payment option. Within “The Annuity Options – Charges Deducted,” we added clarifying disclosure distinguishing the mortality and expense risks with a lifetime annuity option from the expense risks with a nonlifetime annuity payment option whenever variable annuity payments are selected.

14.	Voting Rights – Please indicate that the effect with echo voting is a small number of instructions may determine the outcome of the vote.

Response: We revised the disclosure accordingly.

15.	Statement of Additional Information – Performance Information – Please revise and/or remove the references to the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.

Response: We revised the disclosure to reflect selection of the Option Package III death benefit and the ING Joint LifePay Plus MGWB optional benefit rider.

16.	Tandy Comment – Please provide Tandy representations with your response letter.

Response: The registrant acknowledges that (i) we are responsible for the adequacy and accuracy of the disclosure in the filing, (ii) Staff comments or changes to disclosure in

Alison White, Esq. December 19, 2007 Page 4

response to Staff comments in the filings reviewed by the Staff do not foreclose the
Commission from taking any action with respect to the filing, and (iii) the registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me with your questions or comments. My direct telephone number is (610) 425- 3404.

Respectfully,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Counsel